BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits, Funded Status Disclosure

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,374	¥134,592
Service cost	8,805	8,662
Interest cost	2,301	2,637
Actuarial (gain) loss	(5,126)	4,935
Benefits paid	(5,762)	(5,385)
Business combination	—	366

Projected benefit obligations at end of year	134,592	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	135,472	143,984
Actual return on plan assets	5,430	2,569
Employer contribution	8,767	9,005
Benefits paid	(5,685)	(5,332)

Fair value of plan assets at end of year	143,984	150,226

Funded status	¥9,392	¥4,419

Amounts Recognized in Balance Sheet Pension and Other Benefits

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥17,337	¥13,437
Accrued benefit liability	(7,945)	(9,018)

Net amount recognized	¥9,392	¥4,419

Defined Benefit Plans Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥41,593	¥37,264
Actuarial loss	(31,888)	(36,737)

Accumulated other comprehensive income	¥9,705	¥527

Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥134,146	¥145,311
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥19,578	¥21,528
Accumulated benefit obligation	19,132	21,031
Fair value of plan assets	11,633	12,510

Pension, Net Periodic Benefit Costs, Disclosure

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011, include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥9,842	¥8,805	¥8,662
Interest cost	2,887	2,301	2,637
Expected return on plan assets	(3,549)	(3,054)	(3,255)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Net periodic pension costs	¥5,132	¥4,899	¥4,487

Pension And Other Postretirement Benefits Adjustments To Other Comprehensive Loss (Income) Disclosure

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Prior service cost due to plan amendments	¥(19)	¥—	¥—
Net actuarial (loss) gain incurred during the year	(12,742)	7,502	(5,621)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Total	¥(16,809)	¥4,349	¥(9,178)

Pension And Other Postretirement Benefits, Expected Amortization Of Accumulated Other Comprehensive Income, Disclosure

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,139

Pension Benefit Obligations Weighted Average Assumptions Disclosure

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	1.00-2.00	1.00-1.75

Pension, Net Periodic Benefit Costs, Weighted Average Assumptions Disclosure

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Discount rate (%)	1.75-2.00	1.25-2.00	1.00-2.00
Expected long-term rate of return on plan assets (%)	1.25-2.20	2.00-2.20	2.00-2.20

Pension and Postretirement Plan Assets By Fair Value Hierarchy

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥81,738	¥—	¥81,738	¥—	¥87,633	¥—	¥87,633
Equity securities:
Domestic	2,561	—	—	2,561	1,774	—	—	1,774
International	5,731	—	—	5,731	7,366	—	—	7,366
Pooled funds(1)	—	10,583	—	10,583	—	11,598	—	11,598
Debt securities:
Corporate bonds	5,374	—	—	5,374	9,512	—	—	9,512
Pooled funds(2)	—	2,596	—	2,596	—	2,830	—	2,830
Other types of investments:
Equity long/short
Domestic(3)	—	4,483	—	4,483	—	2,211	—	2,211
International(4)	—	5,078	—	5,078	—	7,455	—	7,455
Debt long/short(5)	—	11,130	—	11,130	—	11,522	—	11,522
Other	—	2,175	1,568	3,743	—	2,232	1,449	3,681
Cash and cash equivalents	10,967	—	—	10,967	4,644	—	—	4,644

Total	¥24,633	¥117,783	¥1,568	¥143,984	¥23,296	¥125,481	¥1,449	¥150,226

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

Pension Plans, Changes in Level 3 Fair Value Measurements of Plan Assets

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2010 and 2011. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2010	2011
	(Yen in millions)
Balance at beginning of year	¥1,465	¥1,568
Actual return on plan assets:
Relating to assets still held at end of year	87	53
Relating to assets sold during the year	50	(11)
Purchases, sales and settlements	(34)	(161)

Balance at end of year	¥1,568	¥1,449

Pension Benefit Expected Benefit Payments

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2012	¥5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	44,899

Foreign Pension And Other Postretirement Benefits Funded Status Disclosure

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2010 and 2011:

	March 31,
	2010	2011
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,122	¥38,903
Service cost	297	311
Interest cost	2,123	1,886
Plan participants’ contributions	25	11
Actuarial loss (gain)	5,043	(298)
Benefits paid	(2,329)	(2,078)
Foreign exchange adjustment	(1,296)	(2,755)
Other	(82)	(26)

Benefit obligations at end of year	¥38,903	¥35,954
Change in plan assets:
Fair value of plan assets at beginning of year	¥13,263	¥16,965
Actual return on plan assets	3,996	1,700
Employer contribution	1,187	1,784
Plan participants’ contributions	25	11
Benefits paid	(1,063)	(997)
Foreign exchange adjustment	(412)	(1,427)
Other expenses	(31)	(26)

Fair value of plan assets at end of year	16,965	18,010

Funded status	¥(21,938)	¥(17,944)

Amounts Recognized In Balance Sheet Pension And Other Benefits Foreign

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥—	¥174

Accrued benefit liability	(21,938)	(18,118)

Net amount recognized	¥(21,938)	¥(17,944)

Foreign Defined Benefit Plans Amounts Recognized In Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥(99)	¥(79)
Actuarial loss	(7,168)	(5,639)

Accumulated other comprehensive loss	¥(7,267)	¥(5,718)

Foreign Pension Benefit Obligation Disclosure

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥37,924	¥35,101

Foreign Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2010	2011
	(Yen in millions)
Projected benefit obligation	¥38,903	¥33,252
Accumulated benefit obligation	37,924	32,399
Fair value of plan assets	16,965	15,133

Foreign Pension, Net Periodic Benefit Costs, Disclosure

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥453	¥297	¥311
Interest cost	1,768	2,123	1,886
Expected return on plan assets	(1,684)	(988)	(1,210)
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Net periodic pension costs	¥652	¥1,724	¥1,246

Pension And Other Postretirement Benefits Adjustments To Other Comprehensive Loss Income Foreign Disclosure Text Block

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(4,149)	¥(2,035)	¥788
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Total	¥(4,034)	¥(1,743)	¥1,047

Foreign Pension And Other Postretirement Benefits Expected Amortization Of Accumulated Other Comprehensive Income Disclosure

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	226

Foreign Pension Benefit Obligations Weighted Average Assumptions Disclosure

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00

Foreign Pension Net Periodic Benefit Costs Weighted Average Assumptions Disclosure

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 are as follows:

Years ended March 31,
	2009	2010	2011
Discount rate (%)	5.50-6.50	5.60-7.30	4.80-6.00
Rate of increase in compensation levels (%)	3.90-4.50	2.50-4.00	2.00-4.25
Expected long-term rate of return on plan assets (%)	6.60-8.50	6.50-8.50	6.50-8.50

Pension And Postretirement Plan Assets Foreign Plan By Fair Value Hierarchy

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥4,661	¥25	¥—	¥4,686	¥5,065	¥—	¥—	¥5,065
Debt securities:
Government bonds	186	—	—	186	325	—	—	325
Government agency bonds	—	588	—	588	—	816	—	816
Corporate bonds	—	612	—	612	—	297	—	297
Pooled separate accounts *	—	10,303	—	10,303	—	10,960	—	10,960
Other	—	515	—	515	—	481	—	481
Cash and cash equivalents	75	—	—	75	66	—	—	66

Total	¥4,922	¥12,043	¥—	¥16,965	¥5,456	¥12,554	¥—	¥18,010

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Foreign Pension Benefit Expected Benefit Payments	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	11,952

Disclosure Employee Stock and Savings Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Contributions to the plans	¥930	¥698	¥632